STOCK-BASED COMPENSATION PLANS (Components of Stock Based Compensation) (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ (100,000,000)	$ (130,000,000)	$ (105,000,000)
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(11,000,000)	(19,000,000)	(18,000,000)
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(69,000,000)	(82,000,000)	(68,000,000)
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(20,000,000)	(29,000,000)	(27,000,000)
Restructuring Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	0	0	8,000,000
Total Stock-Based Compensation Expense Included in Operating Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(100,000,000)	(130,000,000)	(105,000,000)
Income Tax Benefit [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	34,000,000	43,000,000	36,000,000
Net Loss [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(66,000,000)	(87,000,000)	(69,000,000)
Basic Loss per Share [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(0.12)	(0.16)	(0.13)
Diluted Loss per Share [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(0.12)	(0.16)	(0.13)
Net Cash Required by Operating Activities [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	(79,000,000)	(50,000,000)	(36,000,000)
Net Cash Provided by Financing Activities [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 79,000,000	$ 50,000,000	$ 36,000,000